Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 3,071
Balance as of December 31	3,605	$ 3,071
Measured at FVOCI [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	31
Balance as of December 31	28	31
Measured at FVPL [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	184
Balance as of December 31	164	184
Financial investments [member] | Measured at FVOCI [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	31
Balance as of December 31	28	31
Financial investments [member] | Measured at FVPL [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	28
Balance as of December 31	12	28
Financial investments [member] | Level 3 [member] | Measured at FVOCI [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	31	19
Additions	7	17
Sales	0	0
(Losses) recognized in consolidated statement of comprehensive loss	(10)	(7)
Unrealized gains/(losses) in consolidated income statement	0	0
Amortization	0	0
Reclassification	0	2
Balance as of December 31	28	31
Financial investments [member] | Level 3 [member] | Measured at FVPL [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	61	98
Additions	2	34
Sales	0	(7)
(Losses) recognized in consolidated statement of comprehensive loss	0	0
Unrealized gains/(losses) in consolidated income statement	(5)	(3)
Amortization	(34)	(61)
Reclassification	0	0
Balance as of December 31	$ 24	$ 61